Subsequent Events (Details Textual)		1 Months Ended	12 Months Ended
	Mar. 06, 2020	Jan. 30, 2020	Dec. 31, 2019 USD ($) shares	Jun. 05, 2019 USD ($)	Jun. 05, 2019 CNY (¥)	May 09, 2019 USD ($)	May 09, 2019 CNY (¥)
Subsequent Events (Textual)
Purchase price payable						$ 17,203
Equity financing, description			On February 14, 2020, the Company consummated a registered direct offering of 2,590,000 Class A Common Shares and a concurrent private placement of warrants to purchase up to 2,590,000 Class A Common Shares with certain accredited investors. The purchase price per Class A Common Share in the registered direct offering was $0.85. The warrants sold in the concurrent private placement are exercisable for a period of five and one-half years upon issuance, at an initial exercise price of $0.85 per share, subject to anti-dilution protections. On February 25, 2020, we consummated a second registered direct offering of 3,500,000 Class A Common Shares and a concurrent private placement of warrants to purchase up to 3,500,000 Class A Common Shares with the same accredited investors. The purchase price per Class A Common Share in the second registered direct offering was $0.70. The warrants sold in the second concurrent private placement are exercisable for a period of five and one-half years upon issuance, at an initial exercise price of $0.70 per share, subject to anti-dilution protections. On March 2, 2020, we consummated a third registered direct offering of 4,900,000 Class A Common Shares and a concurrent private placement of warrants to purchase up to 4,900,000 Class A Common Shares with the same accredited investors. The purchase price per Class A Common Share in this registered direct offering was $0.70 per share. The warrants sold in the third concurrent private placement are exercisable for a period of five and one-half years upon issuance, at an initial exercise price of $0.70 per share, subject to anti-dilution protections.
Net proceeds			$ 7,200,000
Debt extension, description			The Company has a borrowing of $931,450 due from Hangzhou Lianluo as of December 31, 2019. The loans due at February 1, 2020, March 6 and April 7, 2020, totaling $167,661, were extended, interest-free and without specific repayment date, which is based upon both parties’ agreement as of the date of this report.
Staff termination, description			Beijing Dehaier and Lianluo Connection have terminated the employment of over 50 employees due to the business downturn. 34 of these former employees filed complaints with Beijing Changping District Employment Dispute Arbitration Commission and Beijing Shijingshan District Employment Dispute Arbitration Commission, respectively, claiming that Beijing Dehaier and Lianluo Connection failed to pay them, among others, certain salaries, overtime fees and compensations upon terminations. As of the date of this report, Beijing Dehaier and Lianluo Connection have entered into settlement agreements with 30 former employees and settled disputes through negotiations with the rest of these employees. The settlement amount was RMB2,435,582 (approximately $349,019) and has been recorded in the financial statements of the first quarter of 2020.
Debt Extension [Member]
Subsequent Events (Textual)
Debt extension, description			The Company has a borrowing of $931,450 due from Hangzhou Lianluo as of December 31, 2019. The loans due at February 1, 2020, March 6 and April 7, 2020, totaling $167,661, were extended, interest-free and without specific repayment date, which is based upon both parties' agreement as of the date of this report.
Common Class A [Member]
Subsequent Events (Textual)
Issuance and sale of common stock | shares			10,900,000
Subsequent Event [Member]
Subsequent Events (Textual)
Litigation, description	The Beijing Arbitration Commission entered an award, ordering that Beijing Dehaier pay Wuqing Bohai the disputed amount of RMB119,770 (approximately $17,203) and an arbitration fee of RMB10,443 (approximately $1,500) by March 24, 2020 and dismissed other claims of Wuqing Bohai.
Wuqing Bohai [Member]
Subsequent Events (Textual)
Purchase price payable						17,450
Additional purchase price payable						$ 1,457
Wuqing Bohai [Member] | RMB [Member]
Subsequent Events (Textual)
Purchase price payable | ¥							¥ 119,770
Additional purchase price payable | ¥							¥ 10,000
Beijing Dehaier [Member]
Subsequent Events (Textual)
Purchase price payable				$ 7,059
Beijing Dehaier [Member] | RMB [Member]
Subsequent Events (Textual)
Purchase price payable | ¥					¥ 48,450
Beijing Dehaier and Lianluo [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Settlement amount related, description		Beijing Dehaier and Lianluo Connection have terminated the employment of over 50 employees due to the business downturn. In 2020, Beijing Dehaier and Lianluo Connection signed termination agreements with 15 employees. The settlement amount was RMB2,435,582 (approximately $349,019) and has been recorded in the financial statements of January 2020.